ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

December 31,	2018	2017
(millions of Canadian dollars)
Trade receivables and unbilled revenues[1]	4,711	5,325
Short-term portion of derivative assets	498	296
Other	1,308	1,432
	6,517	7,053

1 Net of allowance for doubtful accounts of $64 million and $50 million as at December 31, 2018 and 2017, respectively.

During 2017, in conjunction with its restructuring actions (Note 20), EEP terminated a receivable purchase agreement with a special purpose entity wholly-owned by us.